File Number: 333-120144

                                              Filed Pursuant to Rule 497(e) of
                                              the Securities Act of 1933



                         Pioneer Disciplined Value Fund
                   (formerly, Pioneer Fundamental Value Fund)

                      Supplement dated June 10, 2013
       to the Statement of Additional Information dated November 1, 2012

On June 7, 2013, Pioneer Fundamental Value Fund (the "Fund") acquired the assets and liabilities of Pioneer Disciplined Value Fund (the predecessor fund). As a result of the reorganization, the predecessor fund's performance and financial history became the Fund's performance and financial history. As part of the reorganization, the Fund was renamed Pioneer Disciplined Value Fund.

The "Annual fee, expense and other information" appearing in this Statement of Additional Information is that of the Fund prior to the reorganization.

The following replaces corresponding information in the "Investment adviser" section.

Advisory fee

As compensation for its management services and expenses incurred, the Fund pays Pioneer a fee at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $2 billion, 0.55% of the next $4.5 billion and 0.525% on assets over $7.5 billion. The fee is computed and accrued daily and paid monthly.

Expense limit

Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, and brokerage commissions) to the extent required to reduce fund expenses to 1.20%, 2.10%, 2.10%, 1.40%, 0.85% and 0.90% of the
average daily net assets attributable to Class A, Class B, Class C, Class R, Class Y shares and Class Z, respectively. These expense limitations are in effect through January 1, 2015. There can be no assurance that Pioneer will extend the contractual expense limitation beyond the aforementioned dates. While in effect, the arrangement may be terminated for a class only by agreement of Pioneer and the Board of Trustees.

The following replaces corresponding information in the "Portfolio management" section.

Other accounts managed by the portfolio managers

The following reflects consolidated information of the Fund and the predecessor fund as of May 31, 2013.

                                                     Number of
                                                     Accounts     Assets
                                                     Managed for  Managed for
                                                     which        which
                                                     Advisory Fee Advisory Fee
Name of                     Number of                is           is
Portfolio      Type of      Accounts  Total Assets   Performance- Performance-
Manager        Account      Managed   Managed        Based        Based
-------------- ------------ --------- -------------- ------------ --------------
John Peckham   Other
               Registered
               Investment
               Companies    5         $3,587,163,000 1            $1,474,266,000

               Other
               Pooled
               Investment
               Vehicles     3         $3,399,115,000 2            $2,902,723,000

               Other
               Accounts     0         $0             0            $0

                                                     Number of
                                                     Accounts     Assets
                                                     Managed for  Managed for
                                                     which        which
                                                     Advisory Fee Advisory Fee
Name of                     Number of                is           is
Portfolio      Type of      Accounts  Total Assets   Performance- Performance-
Manager        Account      Managed   Managed        Based        Based
-------------- ------------ --------- -------------- ------------ --------------
Ashesh Savla   Other
               Registered
               Investment
               Companies    2         $279,346,000   0            $0

               Other
               Pooled
               Investment
               Vehicles     2         $1,160,413,000 1            $219,084,000

               Other
               Accounts     0         $0             N/A          N/A

                                                     Number of
                                                     Accounts     Assets
                                                     Managed for  Managed for
                                                     which        which
                                                     Advisory Fee Advisory Fee
Name of                     Number of                is           is
Portfolio      Type of      Accounts  Total Assets   Performance- Performance-
Manager        Account      Managed   Managed        Based        Based
-------------- ------------ --------- -------------- ------------ --------------
Brian Popiel   Other
               Registered
               Investment
               Companies    0         $0             0            $0

               Other
               Pooled
               Investment
               Vehicles     0         $0             0            $0

               Other
               Accounts     0         $0             0            $0

The following supplements information in the "Compensation of portfolio managers" section.

Equity Analysts. Fundamental analysts are eligible for annual cash performance bonuses. Bonus awards are largely determined by:

     .   performance of the analyst's investment recommendations (60%)

     .   the analyst's contribution to overall product performance (40%)

Performance measurement is 80% weighted to four-year performance and 20% weighted to one-year performance. The analyst's contribution to overall equity product performance is determined by quantitative and qualitative factors. 20% of the annual cash performance bonus is deferred for three years and is "cliff" vested. Company results affect an analyst's actual bonus by a leverage factor of plus or minus a predetermined percentage.

The following replaces corresponding information in the "Share ownership by portfolio managers" section.

Share ownership by portfolio managers

The following reflects consolidated information of the Fund and the predecessor fund as of May 31, 2013.

Name of Portfolio Manager   Beneficial Ownership of the Fund*
-------------------------   ---------------------------------
John Peckham                E
Ashesh Savla                D
Brian Popiel                A

* Key to Dollar Ranges

A.    None
B.    $1 - $10,000
C.    $10,001 - $50,000
D.    $50,001 - $100,000
E.    $100,001 - $500,000
F.    $500,001 - $1,000,000
G.    Over $1,000,000

Financial statements

The Fund's financial statements and financial highlights for the fiscal year ended August 31, 2012 appearing in the predecessor fund's annual report, filed with the SEC on October 30, 2012 (Accession No.
0000078713-12-000090) are incorporated by reference into this statement of additional information.

The Fund's financial statements and financial highlights for the fiscal period ended Febraury 28, 2013, appearing in the predecessor fund's semiannual report, filed with the SEC on April 29, 2013 (Accession No. 0000078713-13-000041), are incorporated by reference into this statement of additional information. These financial statements and financial highlights have not been audited.